Quarterly Holdings Report

for

Fidelity® Value Factor ETF

October 31, 2019

T23-QTLY-1219

1.9880059.103

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%

	Shares	Value
COMMUNICATION SERVICES – 9.8%
Diversified Telecommunication Services – 3.0%
AT&T, Inc.	57,061	$2,196,278
CenturyLink, Inc. (a)	48,623	629,181
Verizon Communications, Inc.	33,523	2,027,136

		4,852,595

Entertainment – 0.3%
Viacom, Inc. Class B	19,492	420,248

Interactive Media & Services – 4.8%
Alphabet, Inc. Class A (b)	3,796	4,778,405
Facebook, Inc. Class A (b)	15,922	3,051,451

		7,829,856

Media – 1.7%
CBS Corp. Class B	12,281	442,607
Comcast Corp. Class A	37,777	1,693,165
Discovery, Inc. Class A (a)(b)	20,177	543,871

		2,679,643

TOTAL COMMUNICATION SERVICES		15,782,342

CONSUMER DISCRETIONARY – 9.7%
Automobiles – 0.6%
Ford Motor Co.	111,622	958,833

Diversified Consumer Services – 0.5%
H&R Block, Inc.	31,312	782,487

Hotels, Restaurants & Leisure – 1.9%
Norwegian Cruise Line Holdings Ltd. (b)	18,254	926,573
Royal Caribbean Cruises Ltd.	8,214	893,930
Starbucks Corp.	15,633	1,321,926

		3,142,429

Household Durables – 1.3%
PulteGroup, Inc.	27,500	1,079,100
Toll Brothers, Inc.	23,426	931,652

		2,010,752

Internet & Direct Marketing Retail – 3.0%
Amazon.com, Inc. (b)	2,743	4,873,378

Multiline Retail – 0.9%
Kohl’s Corp.	17,623	903,355
Macy’s, Inc. (a)	40,859	619,423

		1,522,778

Specialty Retail – 1.5%
The Home Depot, Inc.	10,080	2,364,566

TOTAL CONSUMER DISCRETIONARY		15,655,223

CONSUMER STAPLES – 6.7%
Beverages – 0.6%
Molson Coors Brewing Co. Class B	19,593	1,032,943

Food & Staples Retailing – 1.5%
The Kroger Co.	49,994	1,231,852
Walgreens Boots Alliance, Inc.	22,343	1,223,950

		2,455,802

	Shares	Value
Food Products – 2.0%
Archer-Daniels-Midland Co.	26,636	$1,119,778
Ingredion, Inc.	12,386	978,494
Tyson Foods, Inc. Class A	13,895	1,150,367

		3,248,639

Personal Products – 0.7%
Herbalife Nutrition Ltd. (b)	24,415	1,090,618

Tobacco – 1.9%
Altria Group, Inc.	30,955	1,386,474
Philip Morris International, Inc.	20,629	1,680,026

		3,066,500

TOTAL CONSUMER STAPLES		10,894,502

ENERGY – 4.2%
Oil, Gas & Consumable Fuels – 4.2%
Chevron Corp.	14,197	1,648,839
ConocoPhillips	12,840	708,768
Exxon Mobil Corp.	29,386	1,985,612
HollyFrontier Corp.	8,405	461,771
Marathon Petroleum Corp.	10,662	681,835
Phillips 66	6,152	718,677
Valero Energy Corp.	6,863	665,574

TOTAL ENERGY		6,871,076

FINANCIALS – 13.4%
Banks – 5.7%
Bank of America Corp.	74,672	2,334,994
Citigroup, Inc.	23,879	1,715,945
JPMorgan Chase & Co.	25,038	3,127,747
Wells Fargo & Co.	39,126	2,020,075

		9,198,761

Capital Markets – 1.9%
Ameriprise Financial, Inc.	6,077	916,958
Morgan Stanley	24,544	1,130,251
The Charles Schwab Corp.	24,749	1,007,532

		3,054,741

Consumer Finance – 1.7%
Capital One Financial Corp.	10,839	1,010,737
Discover Financial Services	10,381	833,179
Synchrony Financial	24,697	873,533

		2,717,449

Diversified Financial Services – 2.4%
Berkshire Hathaway, Inc. Class B (b)	14,823	3,151,073
Voya Financial, Inc.	14,782	797,637

		3,948,710

Insurance – 1.7%
MetLife, Inc.	20,781	972,343
Principal Financial Group, Inc.	14,966	798,885
Prudential Financial, Inc.	10,495	956,514

		2,727,742

TOTAL FINANCIALS		21,647,403

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Common Stocks – continued

	Shares	Value
HEALTH CARE – 14.1%
Biotechnology – 4.5%
AbbVie, Inc.	26,408	$2,100,757
Biogen, Inc. (b)	5,928	1,770,753
Celgene Corp. (b)	16,735	1,807,882
Gilead Sciences, Inc.	25,116	1,600,140

		7,279,532

Health Care Providers & Services – 4.9%
Anthem, Inc.	5,462	1,469,715
Cardinal Health, Inc.	26,867	1,328,573
Centene Corp. (b)	25,160	1,335,493
McKesson Corp.	9,004	1,197,532
UnitedHealth Group, Inc.	10,168	2,569,453

		7,900,766

Pharmaceuticals – 4.7%
Bristol-Myers Squibb Co. (a)	35,578	2,041,110
Johnson & Johnson	24,503	3,235,376
Pfizer, Inc.	62,030	2,380,091

		7,656,577

TOTAL HEALTH CARE		22,836,875

INDUSTRIALS – 10.0%
Aerospace & Defense – 0.7%
Spirit AeroSystems Holdings, Inc. Class A	14,333	1,172,726

Airlines – 2.9%
Delta Air Lines, Inc.	20,547	1,131,729
JetBlue Airways Corp. (b)	55,981	1,080,433
Southwest Airlines Co.	23,114	1,297,389
United Airlines Holdings, Inc. (b)	12,695	1,153,214

		4,662,765

Construction & Engineering – 0.8%
MasTec, Inc. (b)	21,139	1,330,489

Electrical Equipment – 0.8%
Eaton Corp. PLC	15,355	1,337,574

Machinery – 3.3%
Caterpillar, Inc.	11,390	1,569,542
Cummins, Inc.	7,299	1,258,931
Oshkosh Corp.	14,037	1,198,479
PACCAR, Inc.	17,149	1,304,353

		5,331,305

Professional Services – 0.7%
ManpowerGroup, Inc.	11,906	1,082,494

Trading Companies & Distributors – 0.8%
United Rentals, Inc. (b)	9,020	1,204,801

TOTAL INDUSTRIALS		16,122,154

INFORMATION TECHNOLOGY – 21.9%
Electronic Equipment, Instruments & Components – 0.7%
Tech Data Corp. (b)	9,360	1,137,240

	Shares	Value
IT Services – 7.2%
Accenture PLC Class A	8,251	$1,529,900
Alliance Data Systems Corp.	6,093	609,300
Cognizant Technology Solutions Corp. Class A	16,822	1,025,133
DXC Technology Co.	17,987	497,700
International Business Machines Corp.	10,903	1,458,058
Mastercard, Inc. Class A	8,238	2,280,361
PayPal Holdings, Inc. (b)	14,630	1,522,983
Visa, Inc. Class A	14,659	2,621,909

		11,545,344

Semiconductors & Semiconductor Equipment – 3.8%
Intel Corp.	43,198	2,441,983
Lam Research Corp.	5,249	1,422,689
Micron Technology, Inc. (b)	27,111	1,289,128
ON Semiconductor Corp. (b)	46,565	949,926

		6,103,726

Software – 5.9%
Microsoft Corp.	49,437	7,087,783
Oracle Corp.	29,919	1,630,286
VMware, Inc. Class A	5,523	874,125

		9,592,194

Technology Hardware, Storage & Peripherals – 4.3%
Apple, Inc.	28,038	6,974,733

TOTAL INFORMATION TECHNOLOGY		35,353,237

MATERIALS – 2.5%
Chemicals – 1.4%
Celanese Corp.	3,947	478,179
DuPont de Nemours, Inc.	8,942	589,367
Huntsman Corp.	18,910	418,478
LyondellBasell Industries N.V. Class A	5,826	522,592
The Mosaic Co.	15,971	317,504

		2,326,120

Containers & Packaging – 0.3%
International Paper Co.	10,425	455,364

Metals & Mining – 0.8%
Freeport-McMoRan, Inc.	40,837	401,019
Nucor Corp.	8,331	448,624
Steel Dynamics, Inc.	12,840	389,823

		1,239,466

TOTAL MATERIALS		4,020,950

REAL ESTATE – 4.0%
Equity Real Estate Investment Trusts (REITs) – 3.6%
Apple Hospitality REIT, Inc.	19,393	319,597
AvalonBay Communities, Inc.	2,168	471,887
Brixmor Property Group, Inc.	16,378	360,643
Gaming and Leisure Properties, Inc.	8,567	345,764
Host Hotels & Resorts, Inc.	20,408	334,487
Kimco Realty Corp.	17,020	366,951
Medical Properties Trust, Inc.	17,971	372,539

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Schedule of Investments (Unaudited) – continued

Common Stocks – continued

	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Park Hotels & Resorts, Inc.	11,976	$278,442
Prologis, Inc.	7,015	615,636
Service Properties Trust	12,232	309,470
Simon Property Group, Inc.	3,531	532,051
Sunstone Hotel Investors, Inc.	22,876	309,055
VICI Properties, Inc.	15,564	366,532
Vornado Realty Trust	5,330	349,808
Welltower, Inc.	5,707	517,568

		5,850,430

Real Estate Management & Development – 0.4%
CBRE Group, Inc. Class A (b)	6,776	362,855
Jones Lang LaSalle, Inc.	2,164	317,069

		679,924

TOTAL REAL ESTATE		6,530,354

UTILITIES – 3.6%
Electric Utilities – 2.3%
Duke Energy Corp.	8,261	778,682
Exelon Corp.	13,634	620,211
NextEra Energy, Inc.	4,447	1,059,898
PPL Corp.	16,001	535,873
The Southern Co.	12,165	762,259

		3,756,923

Independent Power and Renewable Electricity Producers – 0.6%
AES Corp.	24,069	410,376
Vistra Energy Corp.	18,586	502,380

		912,756

Multi-Utilities – 0.7%
Consolidated Edison, Inc.	6,008	554,058

	Shares	Value
Public Service Enterprise Group, Inc.	9,054	$573,209

		1,127,267

TOTAL UTILITIES		5,796,946

TOTAL COMMON STOCKS (Cost $150,212,865)		161,511,062

Money Market Funds – 2.2%

Fidelity Cash Central Fund, 1.83% (c)	18,890	18,894
Fidelity Securities Lending Cash Central Fund, 1.84% (c)(d)	3,980,905	3,491,764

TOTAL MONEY MARKET FUNDS (Cost $3,510,732)		3,510,658

TOTAL INVESTMENT IN SECURITIES – 102.1% (Cost $153,723,597)		165,021,720

NET OTHER ASSETS (LIABILITIES) (e) – (2.1%)		(3,325,282)

NET ASSETS – 100.0%		$161,696,438

Legend

(a)	Security or a portion of the security is on loan at period end.

(b)	Non-income producing.

(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

(e)	Includes $6,930 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts

Purchased	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Equity Index Contracts
CME E-mini S&P 500 Index Future Contracts	1	December 2019	$151,790	$1,096	$1,096
CME Micro E-mini S&P 500 Index Future Contracts	1	December 2019	15,179	509	509

Total Equity Index Contracts					1,605

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$522

Fidelity Securities Lending Cash Central Fund	836

Total	$1,358

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Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

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